Cover	Jan. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 28, 2022
Entity File Number	0-15572
Entity Registrant Name	First Bancorp
Entity Central Index Key	0000811589
Entity Tax Identification Number	56-1421916
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	300 SW Main Street
Entity Address, City or Town	Southern Pines
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28387
City Area Code	(910)
Local Phone Number	246-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	FBNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable